Operating Segment Information and Concentrations of Risk - Operating Segments and Geographical Information (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2013 USA and Europe Fibre Cement [Member] USD ($)	Mar. 31, 2012 USA and Europe Fibre Cement [Member] USD ($)	Mar. 31, 2011 USA and Europe Fibre Cement [Member] USD ($)	Mar. 31, 2013 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2012 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2011 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2013 Research and Development [Member] USD ($)	Mar. 31, 2012 Research and Development [Member] USD ($)	Mar. 31, 2011 Research and Development [Member] USD ($)	Mar. 31, 2013 General Corporate [Member] USD ($)	Mar. 31, 2012 General Corporate [Member] USD ($)	Mar. 31, 2011 General Corporate [Member] USD ($)	Mar. 31, 2013 AICF [Member] USD ($)	Mar. 31, 2012 AICF [Member] USD ($)	Mar. 31, 2011 AICF [Member] USD ($)
Segment Reporting Information [Line Items]
Research and development costs	$ 37.2		$ 30.4	$ 28.0	$ 11.9	$ 10.1	$ 9.7	$ 1.7	$ 1.6	$ 1.4	$ 23.6	$ 18.7	$ 16.9
Selling, general and administrative expenses	218.6		191.0	173.4							2.4	2.0	3.2
Asset impairments	16.9		14.3		16.9	14.3
Unfavorable asbestos adjustments	117.1		15.8	85.8										117.1	15.8	85.8
AICF operating costs paid - non claims-handling	1.7	1.6	2.8	2.2
ASIC expenses (benefit), net	2.6		1.1	(8.7)
Net interest (expense) income	2.4		(7.4)	(4.4)													7.0	3.3	4.3
Value of Asbestos-related assets														882.8	825.2
Increase to provision for New Zealand product liability claims	$ 13.2							$ 13.2	$ 5.4	$ 1.4